Investment Strategy - ProShares S&P 500 Buyback Aristocrats ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of companies in the S&P 500 Index that have consistently reduced common shares outstanding for at least 10 consecutive years. The S&P 500 Index is designed to measure the performance of 500 of the largest companies listed and domiciled in the U.S. The Fund’s Index selects a minimum of 40 companies that have reduced their common shares outstanding for at least 10 consecutive years. These companies are equally weighted in the Index. If there are fewer than 40 eligible companies, the Index will iteratively reduce the consecutive years requirement until 40 companies are included in the Index. If there are not 40 companies that have reduced their common shares outstanding for at least 5 consecutive years, the Index will include fewer than 40 companies. The Index’s composition is reevaluated annually in April and the weightings are reset to equal weight each quarter in January, April, July and October. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPBUACUT.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the securities listed below.●Equity Securities — Common stock issued by public companies.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the components of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the components of the Index or to instruments not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each component of the Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more components of the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.